Consolidated Balance Sheets - USD ($)	Jul. 31, 2017	Jul. 31, 2016
Current assets
Cash and cash equivalents	$ 1,640,000	$ 5,194,000
Accounts receivable	297,000	263,000
Inventories, net	273,000	350,000
Restricted cash	75,000	75,000
Prepaid expenses	174,000	260,000
Total current assets	2,459,000	6,142,000
Property, plant and equipment, net	548,000	440,000
Patents, net	822,000	980,000
Total assets	3,829,000	7,562,000
Current liabilities
Accounts payable	426,000	479,000
Restructuring liability	19,000	39,000
Accrued liabilities	230,000	216,000
Derivative liabilities	1,853,000	1,802,000
Total current liabilities	2,528,000	2,536,000
Deferred rent	11,000	3,000
Total liabilities	2,539,000	2,539,000
Commitments and contingencies (See Note 4)
Stockholders' equity
Preferred stock, $0.01 par value: 5,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.01 par value: 100,000,000 shares authorized, 63,093,153 shares issued and outstanding at July 31, 2017, and 64,823,917 shares issued and outstanding at July 31, 2016	631,000	649,000
Additional paid-in capital	110,141,000	107,593,000
Accumulated deficit	(109,482,000)	(103,219,000)
Total stockholders' equity	1,290,000	5,023,000
Total liabilities and stockholders' equity	$ 3,829,000	$ 7,562,000